Summary of significant accounting policies	6 Months Ended
Jun. 30, 2014
Summary of significant accounting policies [Abstract]
Summary of significant accounting policies

2. Summary of significant accounting policies

(a) The Company and basis of presentation and consolidation

Xinyuan Real Estate Co. Ltd. (the “Company”) and its subsidiaries (collectively the “Group”) are principally engaged in residential real estate development and the provision of property management services. The Group's operations are conducted mainly in the People's Republic of China (“PRC”). In 2012, the Group expanded its business into the U.S. residential real estate market. The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

These unaudited condensed consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP for interim financial information using accounting policies that are consistent with those used in the preparation of the Company's audited consolidated financial statements for the year ended December 31, 2013. Accordingly, these unaudited condensed consolidated financial statements do not include all of the information and footnotes required by U.S. GAAP for annual financial statements.

In the opinion of management, the accompanying unaudited condensed consolidated financial statements contain all normal recurring adjustments necessary to present fairly the financial position, operating results and cash flows of the Company for each of the periods presented. The results of operations for the six months ended June 30, 2014 are not necessarily indicative of results to be expected for any other interim period or for the full year of 2014. The condensed consolidated balance sheet as of December 31, 2013 was derived from the audited consolidated financial statements at that date but does not include all of the disclosures required by U.S. GAAP for annual financial statements. These unaudited condensed consolidated financial statements should be read in conjunction with the Company's consolidated financial statements included in the Annual Report on Form 20-F for the fiscal year ended December 31, 2013.

Subsidiaries are consolidated from the date on which control is transferred to the Group and cease to be consolidated from the date on which control is transferred out of the Group. Where there is a loss of control of a subsidiary, the unaudited condensed consolidated financial statements include the results for the part of the reporting year during which the Group has control.

In accordance with ASC 810 Consolidation, Shanghai Junxin and Jinan Wanzhuo are variable interest entities as they were not established with sufficient equity at risk to finance their activities without additional subordinated financial support. The Company is considered as the primary beneficiary of Shanghai Junxin and Jinan Wanzhuo, as it has the power to direct the activities of Shanghai Junxin and Jinan Wanzhuo that most significantly impact their economic performance and has the obligation to absorb the losses and the right to receive benefits from Shanghai Junxin and Jinan Wanzhuo through its voting interest underlying the 51% and the 95% equity interest s, respectively, in accordance with PRC company law and the article of association of Shanghai Junxin and Jinan Wanzhou, respectively. Based on the above, Shanghai Junxin and Jinan Wanzhuo are consolidated by the Company.

Shanghai Junxin, with registered capital of US$0.8 million (RMB5.0M), was acquired by the Company on April 11, 2014, for the purpose of acquiring a parcel of land located in Shanghai and undertaking a residential property development project accordingly. On May 27, 2014 (“transaction date”), an unrelated trust company purchased 49% of the equity interest in Shanghai Junxin and lent US$81.2 million (RMB497.6 million) to  Shanghai Junxin. The loan is for a two-year term and bears interest at an annual rate of 11.5% for the first year and 15.5% for the second year. As of June 30, 2014, Shanghai Junxin had one project under construction. Pursuant to the share purchase agreement, the 49% of non-controlling equity interest of Shanghai Junxin will be repurchased by the Company in cash at the earlier of the second anniversary of the transaction date or the day after the Company's repayment of the shareholder's loan above. Therefore, the non-controlling interest is mandatorily redeemable and is accounted for as liability in accordance with ASC 480 Distinguishing Liabilities From Equity . In addition, since the Company has no intention to repay the shareholder's loan within the next 12 months, the liability is classified as non-current.

Jinan Wanzhuo, with registered capital of US$48.8 million (RMB300.0 million), was established by the Company on December 4, 2013, for the purpose of undertaking a residential property development project in Jinan, Shandong province. On June 24, 2014 (“transaction date”), an unrelated asset management company purchased  5% of the equity interest in Jinan Wanzhuo and lent US$111.7 million (RMB685.0 million) to Jinan Wanzhuo. The loan is for a two-year term and bears interest at an annual rate of 11.24%. As of June 30, 2014, Jinan Wanzhuo had one project under construction. Pursuant to the share purchase agreement, the 5% of non-controlling equity interest of Jinan Wanzhuo will be repurchased by the Company in cash at the earlier of the second anniversary of the transaction date or the first anniversary of the transaction date when the Company requested to repurchase the 5% equity interest of Jinan Wanzhuo above. Therefore, the non-controlling interest is mandatorily redeemable and is accounted for as liability in accordance with ASC 480 Distinguishing Liabilities From Equity. In addition, since the Company has no intention to repurchase the 5% equity interest of Jinan Wanzhuo within the next 12 months, the liability is classified as non-current.

  Net income and other comprehensive income attributable to non-controlling interest for the period presented immaterial.

The carrying amounts and classifications of the assets and liabilities of the VIEs are as follows:

June 30,2014
US$ (Unaudited)
Current assets	513,737,576
Non-current assets	318,331
Total assets	514,055,907

Current liabilities	435,683,185
Non-current liabilities	26,500,130
462,183,315
Total liabilities

The financial performance and cash flows of the VIEs are as follows:

Six months ended June 30, 2014
US$ (Unaudited)
Revenue	1,565,424
Cost of revenue	(1,328,708)
Net income	2,307,266
Net cash used in operating activities	(25,113,676)
Net cash used in investing activities	(274,373)
Net cash provided by financing activities	138,980,759

As of June 30, 2014, the current liabilities of the VIEs included amounts due to subsidiaries of the Group of US$313,139,963, which was eliminated upon consolidation by the Company.

As of June 30, 2014, the land use rights included in real estate property under development of the VIEs of US$301,327,482 were pledged as collateral for other debt. Creditors of the VIEs have no recourse to the general credit of the primary beneficiary.

The VIEs contributed 0.4% of the Company's consolidated revenues for the six-month period ended June 30, 2014.

(b) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the unaudited condensed consolidated financial statements and accompanying notes, and disclosure of contingent liabilities at the date of the unaudited condensed consolidated financial statements. Estimates are used for, but not limited to, the selection of the useful lives of property and equipment and capital lease, allowance for doubtful debt associated with accounts receivable, other receivables and advances to suppliers, fair values of short-term investments, revenue recognition for the percentage of completion method, accounting for deferred income taxes, accounting for share-based compensation, accounting for redeemable non-controlling interests and provision necessary for contingent liabilities. Management believes that the estimates utilized in preparing its unaudited condensed consolidated financial statements are reasonable and prudent. Actual results could differ from these estimates.

(c) Foreign currency translation

The Group's financial information is presented in U.S. dollars. The functional currency of the Company is U.S. dollars. The functional currency of the Company's subsidiaries in China Mainland is Renminbi (“RMB”), the currency of the PRC. The functional currency of the Company's subsidiaries other than those in China Mainland is U.S. dollars. Transactions by the Company's subsidiaries which are denominated in currencies other than RMB are remeasured into RMB at the exchange rate quoted by the People's Bank of China (“PBOC”) prevailing on the dates of the transactions. Exchange gains and losses resulting from transactions denominated in a currency other than RMB are included in the consolidated statements of comprehensive income as exchange gains. The unaudited condensed consolidated financial statements of the Company's subsidiaries have been translated into U.S. dollars in accordance with ASC 830, “Foreign Currency Matters”. The China Mainland subsidiaries' financial information is first prepared in RMB and then is translated into U.S. dollars at period-end exchange rates as to assets and liabilities and average exchange rates as to revenue and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred.

The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income in shareholders' equity.

	June 30, 2013	December 31, 2013	June 30, 2014
	(Unaudited)	(Audited)	(Unaudited)
Year end RMB: US$ exchange rate	6.1787	6.0969	6.1528
Period average RMB: US$ exchange rate	6.2422	6.1956	6.1379

RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

(d) TPG Private Placement

On September 19, 2013, the Company issued an aggregate of 12,000,000 of its common shares and a senior secured convertible note (“Convertible Note”) with a principal amount of US$75,761,009 to TPG Asia VI SF Pte. Ltd. (“TPG Asia”) upon completion of a private placement (“TPG Private Placement”) pursuant to a securities purchase agreement dated August 26, 2013 among the Company, TPG Asia and certain guarantors. The Company received gross proceeds of approximately US$32,880,000 from the issuance of its common shares.

The Convertible Note is convertible into common shares at an initial conversion rate of US$3.00 per common share. The conversion rate is subject to adjustment upon the occurrence of certain events. A holder of the Convertible Note may convert the Convertible Note, at its option, in integral multiples of US$100,000 principal amount at any time prior to the maturity date of September 19, 2018. Given that the Convertible Note is debt in its legal form and is not a derivative in its entirety, it has been classified as other long-term debt (see Note 7Other long-term debt: Convertible Note) as the Company has no intention to repay the Convertible Note in the next 12 months as of June 30, 2014.

The gross proceeds the Company received from the TPG Private Placement were approximately US$108,641,009. The Company anticipates using the proceeds, among other purposes, for land acquisitions and general corporate purposes to support its further development.

(e) Senior Secured Notes

On May 3, 2013, the Company issued notes with an aggregate principal amount of US$200,000,000 due May 3, 2018 (the "May 2018 Senior Secured Notes") at a coupon rate of 13.25% per annum payable semi-annually. Interest is payable on May 3 and November 3 of each year, commencing November 3, 2013. Given that the May 2018 Senior Secured Notes are debt in their legal form and are not derivatives in their entirety, they have been classified as other long-term debt. The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the May 2018 Senior Secured Notes under the requirements of ASC 815 “Derivatives and Hedging”. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the May 2018 Senior Secured Notes. The May 2018 Senior Secured Notes were issued at par.

On December 6, 2013, the Company issued notes with an aggregate principal amount of US$200,000,000 due June 6, 2019 (the "June 2019 Senior Secured Notes") at a coupon rate of 13% per annum payable semi-annually. Interest is payable on June 6 and December 6 of each year, commencing June 6, 2014. Given that the June 2019 Senior Secured Notes are debt in their legal form and are not derivatives in their entirety, they have been classified as other long-term debt. The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the June 2019 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the June 2019 Senior Secured Notes. The June 2019 Senior Secured Notes were issued at par.

(f) Deferred charges

Debt issuance costs are capitalized as deferred charges and amortized over the life of the loan to which they relate using the effective interest method.

(g) Earnings per share

Earnings per share is calculated in accordance with ASC 260, “Earnings Per Share”. Basic earnings per share is computed by dividing net income attributable to holders of common shares by the weighted average number of common shares outstanding during the period. Diluted earnings per common share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. Common shares issuable upon the conversion of the convertible, redeemable preference shares were included in both basic and diluted earnings per common share computation for the period during which they were outstanding, as they are considered participating securities. Contingent exercise price resets are accounted for in a manner similar to contingently issuable shares.

Common share equivalents are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive. The nonvested options granted with performance conditions are excluded in the computation of diluted earnings per share unless the options are dilutive and unless their conditions (a) have been satisfied at the reporting date or (b) would have been satisfied if the reporting date was the end of the contingency period.

(h) Short-term investments

All highly liquid investments with original maturities of greater than three months, but less than 12 months, are classified as short-term investments. Investments that are expected to be realized in cash during the next 12 months are also included in short-term investments. The Company accounts for its investments in debt and equity securities in accordance with ASC 320-10 (“ASC 320-10”), Investments—Debt and Equity Securities: Overall. The Company classifies the investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320-10. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which such gains or losses are realized.

The securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Company's policy and ASC 320-10. When the Company intends to sell an impaired debt security or it is more likely than not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment is deemed to have occurred. In these instances, the other-than-temporary impairment loss is recognized in earnings equal to the entire excess of the debt security's amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made. When the Company does not intend to sell an impaired debt security and it is more-likely-than-not that it will not be required to sell prior to recovery of its amortized cost basis, the Company must determine whether or not it will recover its amortized cost basis. If the Company concludes that it will not, an other-than-temporary impairment exists and that portion of the credit loss is recognized in earnings, while the portion of loss related to all other factors is recognized in other comprehensive income.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Realized gains and losses, and unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss). Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. An impairment loss on available-for-sale securities would be recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary.

(i) Fair Value Measurements of Financial Instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2—Includes other inputs that are directly or indirectly observable in the marketplace

Level 3—Unobservable inputs which are supported by little or no market activity

The Company's financial instruments mainly include short-term investments. The carrying values of those financial instruments approximate their fair values.

(j) Asset acquisition

Pursuant to ASC 805 (“ASC 805”), Business Combinations, the Company determines whether a transaction or other event is a business combination by applying the definition below, which requires that the assets acquired and liabilities assumed constitute a business. If the assets acquired are not a business, the reporting entity shall account for the transaction or other event as an asset acquisition. A business consists of inputs and processes applied to those inputs that have the ability to create outputs. Although businesses usually have outputs, outputs are not required for an integrated set to qualify as a business. The three elements of a business are defined as follows:

a. Input. Any economic resource that creates, or has the ability to create, outputs when one or more processes are applied to it.

b. Process. Any system, standard, protocol, convention, or rule that when applied to an input or inputs, creates or has the ability to create outputs.

c. Output. The result of inputs and processes applied to those inputs that provide or have the ability to provide a return in the form of dividends, lower costs, or other economic benefits directly to investors or other owners, members, or participants.

The Company accounted for its acquisitions of Sanya Beida and Shanghai Junxin on January 27, 2014 and February 24, 2014 as asset acquisitions, respectively, since the acquired entities had no processes in place to apply to inputs to have the ability to create outputs.

(k) Effect of change in estimate

Revisions in estimated gross profit margins related to percentage of completion revenues are made in the period in which circumstances requiring the revisions become known. During the six months ended June 30, 2014, seven real estate development projects (Suzhou Xin City, Shandong International City Garden, Shandong Xinyuan Splendid, Kunshan Royal Place, Henan Century East A, Henan Century East B and Xuzhou Colorful City), which recognized gross profits in 2013, had changes in their estimated gross profit margins. As the unit sales and selling prices were on a slightly upward trend during the six months ended June 30, 2014, the Company revised upwards its prior estimates related to selling prices and total estimated sales values in conjunction with the change in total estimate cost, which led to a decrease of the percentage sold and thus a decrease in the recognized costs. As a result of the changes in estimate above, gross profit, net income and basic and diluted earnings per share increased by US$0.5 million, US$0.4 million, nil and nil, respectively, for the six months ended June 30, 2014.

(l) Recent Accounting Pronouncements

In May 2014, the FASB issued ASU No. 2014-09 Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”). ASU 2014-09 affects any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (for example, insurance contracts or lease contracts). The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps: (1) Identify the contract(s) with a customer; (2) Identify the performance obligations in the contract; (3) Determine the transaction price; (4) Allocate the transaction price to the performance obligations in the contract; (5) Recognize revenue when (or as) the entity satisfies a performance obligation. For a public entity, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is not permitted. The Company is currently evaluating the impact of the adoption of this standard.

In August 2014, the FASB issued ASU No. 2014-15 Presentation of Financial Statements - Going Concern (Subtopic 205-40): Disclosures of Uncertainties about an Entity's Ability to Continue as a Going Concern (“ASU 2014-15”). ASU 2014-15 requires management to evaluate whether there are conditions or events that raise substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued or are available to be issued. This ASU also requires management to disclose certain information depending on the results of the going concern evaluation. The provisions of ASU 2014-15 are effective for annual periods ending after December 15, 2016, and for interim and annual periods thereafter. Early adoption is permitted. The Company will be required to perform an annual assessment of its ability to continue as a going concern when this standard becomes effective on January 1, 2017; however, the adoption of this guidance is not expected to impact our financial position, results of operations or cash flows.